Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets for operations	£ 127,088	£ 27,414
Current assets	13,966	12,359
Non-current liabilities	(64,468)	(19,511)
Current liabilities	(15,605)	(11,856)
Investments in associates	1,577	9,507
ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets for operations	3,738	3,730
Current assets	3,089	2,834
Non-current liabilities	(240)	(258)
Current liabilities	(1,446)	(1,643)
Investments in associates and joint ventures	5,141	4,663
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets for operations	1,127	17,831
Current assets	1,019	2,439
Non-current liabilities	(67)	(8,552)
Current liabilities	(502)	(2,211)
Investments in associates and joint ventures	1,577	9,507	£ 6,938
Associates And Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates and joint ventures	1,527	1,394
Investments in associates	£ 1,527	£ 1,394